GUARANTEE LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Jul. 23, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement	¥ 2,441		$ 373		¥ 910,949
Maximum annual settlement amount	146,400				¥ 12,900,000
Consideration payment to Webank, non-current	200,778		$ 30,645
July Agreement
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement				¥ 372,000
Maximum annual settlement amount				¥ 84,000
Total settlement amount	272,100
Consideration payment to Webank, non-current	¥ 200,800
June Agreement 2021
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement		¥ 324,000
Minimum
Guarantor Obligations [Line Items]
Term of guarantee (in years)	P2Y
Maximum
Guarantor Obligations [Line Items]
Term of guarantee (in years)	P4Y